Analysis of replacement cost profit (loss) before interest and tax and reconciliation to profit (loss) before taxation (Notes)	6 Months Ended
Jun. 30, 2021
Disclosure of operating segments [abstract]
Analysis of replacement cost profit (loss) before interest and tax and reconciliation to profit (loss) before taxation	Analysis of replacement cost profit (loss) before interest and tax and reconciliation to profit (loss) before taxation(a)

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2021	2020	2021	2020
gas & low carbon energy	927	(7,752)	4,357	(6,682)
oil production & operations	3,118	(14,314)	4,597	(14,493)
customers & products	640	594	1,574	1,258
Rosneft	643	(124)	1,006	(141)
other businesses & corporate	(425)	(259)	(1,103)	(825)
	4,903	(21,855)	10,431	(20,883)
Consolidation adjustment – UPII*	(31)	(46)	(18)	132
RC profit (loss) before interest and tax*	4,872	(21,901)	10,413	(20,751)
Inventory holding gains (losses)*
gas & low carbon energy	4	11	26	2
oil production & operations	(6)	46	9	(13)
customers & products	887	978	2,492	(3,637)
Rosneft (net of tax)	68	53	156	(148)
Profit (loss) before interest and tax	5,825	(20,813)	13,096	(24,547)
Finance costs	682	783	1,405	1,566
Net finance expense relating to pensions and other post-retirement benefits	5	8	11	15
Profit (loss) before taxation	5,138	(21,604)	11,680	(26,128)

RC profit (loss) before interest and tax*
US	955	(4,695)	2,862	(4,100)
Non-US	3,917	(17,206)	7,551	(16,651)
	4,872	(21,901)	10,413	(20,751)
(a)Comparative information for 2020 has been restated to reflect the changes in reportable segments. For more information see Note 1 Basis of preparation - Change in segmentation.